Cover	Feb. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2024
Entity File Number	000-26361
Entity Registrant Name	GLOBAL DIGITAL SOLUTIONS, INC.
Entity Central Index Key	0001011662
Entity Tax Identification Number	22-3392051
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	777 South Flagler Drive
Entity Address, Address Line Two	Suite 800 West Tower
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	515-6163
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false